SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Summary of Investments, Other than Investments in Related Parties [Abstract]
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN RELATED PARTIES
AS OF DECEMBER 31, 2017

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities
U.S. government, agencies and authorities	232	232	232
State, municipalities and political subdivisions	5	5	5
Public utilities	209	212	212
All other corporate bonds	963	986	986
Asset-backed	12	12	12
Redeemable preferred stocks	4	4	4
Total fixed maturities	1,425	1,451	1,451

Mortgage loans on real estate	17	17	17
Policy loans	185	224	185
Other invested assets	63	63	63
Total Investments	1,690	1,755	1,716

(1)	Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount.